Intangible assets (Tables)	12 Months Ended
Sep. 30, 2020
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Internal-use software	2 to 7 years
Business solutions	2 to 10 years
Software licenses	3 to 8 years
Client relationships	2 to 10 years

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2019	99,204	123,289	81,028	511,384	221,510	1,095,339	2,131,754
Additions	929	9,861	229	88,900	10,738	—	110,657
Additions - business acquisitions (Note 27a)	—	—	—	—	507	47,303	47,810
Disposals/retirements	(4,652)	(2,826)	(7,506)	(34,810)	(47,888)	(2,376)	(100,058)
Foreign currency translation adjustment	1,419	974	2,527	5,541	5,505	47,596	63,562
As at September 30, 2020	96,900	131,298	76,278	571,015	190,372	1,187,862	2,253,725
Accumulated amortization
As at September 30, 2019	80,467	69,095	79,907	317,846	159,591	906,866	1,613,772
Amortization expense (Note 24)	7,336	12,986	316	41,928	26,411	68,401	157,378
Impairment (Note 24)	—	—	—	10,633	—	—	10,633
Disposals/retirements	(4,652)	(2,826)	(7,506)	(34,810)	(47,146)	(453)	(97,393)
Foreign currency translation adjustment	1,280	490	2,453	2,525	3,600	37,525	47,873
As at September 30, 2020	84,431	79,745	75,170	338,122	142,456	1,012,339	1,732,263
Net carrying amount as at September 30, 2020	12,469	51,553	1,108	232,893	47,916	175,523	521,462

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2018	95,707	114,701	82,256	444,593	216,490	1,025,083	1,978,830
Additions	4,321	9,433	911	61,693	20,196	—	96,554
Additions - business acquisitions (Note 27b)	77	—	—	—	201	113,786	114,064
Disposals/retirements	(436)	(326)	(803)	(46)	(13,281)	(24,321)	(39,213)
Foreign currency translation adjustment	(465)	(519)	(1,336)	5,144	(2,096)	(19,209)	(18,481)
As at September 30, 2019	99,204	123,289	81,028	511,384	221,510	1,095,339	2,131,754
Accumulated amortization
As at September 30, 2018	72,177	58,212	80,586	277,092	145,078	866,359	1,499,504
Amortization expense (Note 24)	8,872	11,513	1,319	37,318	29,356	76,182	164,560
Disposals/retirements	(436)	(326)	(803)	(46)	(13,247)	(24,321)	(39,179)
Foreign currency translation adjustment	(146)	(304)	(1,195)	3,482	(1,596)	(11,354)	(11,113)
As at September 30, 2019	80,467	69,095	79,907	317,846	159,591	906,866	1,613,772
Net carrying amount as at September 30, 2019	18,737	54,194	1,121	193,538	61,919	188,473	517,982